Financing Liability - Schedule of Future Minimum Payments of Sale Leaseback Transactions (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
2018 (9 months)	$ 3,496
2019	4,754	$ 4,754
2020	4,848	4,848
2021	4,945	4,946
2022	5,045	5,045
Thereafter	75,548	75,550
Future minimum payments due	98,636	99,803
Principal [Member]
2018 (9 months)	426
2019	702	737
2020	853	892
2021	1,018	1,061
2022	1,198	1,245
Thereafter	40,974	42,315
Future minimum payments due	45,171	46,845
Interest [Member]
2018 (9 months)	3,070
2019	4,052	4,017
2020	3,995	3,956
2021	3,927	3,885
2022	3,847	3,800
Thereafter	34,574	33,235
Future minimum payments due	$ 53,465	$ 52,958